Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
SECURITIES

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2013 and December 31, 2012 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income (loss):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2013
Corporate debt	$4,360	$11	$8	$4,363
State and municipal	1,926	-	7	1,919
Issued by U.S. government-sponsored entities and agencies:				-
Mortgage-backed securities - residential	934	49	-	983
Collateralized mortgage obligations	2,354	53	-	2,407

Total	$9,574	$113	$15	$9,672

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2012
Corporate debt	$4,429	$-	$64	$4,365
State and municipal	2,006	-	20	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,399	87	-	1,486
Collateralized mortgage obligations	9,698	117	13	9,802

Total	$17,532	$204	$97	$17,639

There was no other-than-temporary impairment recognized in accumulated other comprehensive income (loss) for securities available for sale at December 31, 2013 or December 31, 2012.

The proceeds from the sales of securities and the associated gains in 2013, 2012 and 2011 are listed below.

	2013	2012	2011
Proceeds	$-	$2,144	$12,219
Gross gains	-	143	353
Gross losses	-	-	-

Tax effect-expense	$-	$-	$-

The amortized cost and fair value of debt securities at December 31, 2013 are shown by contractual maturity.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity date are shown separately.

	December 31, 2013		December 31, 2012
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$2,386	$2,379	$50	$50
Due from one to five years	3,900	3,903	6,385	6,301
Mortgage-backed securities	934	983	1,399	1,486
Collateralized mortgage obligations	2,354	2,407	9,698	9,802

Total	$9,574	$9,672	$17,532	$17,639

Fair value of securities pledged was as follows:

	2013	2012	2011
Pledged as collateral for:
FHLB advances	$2,024	$4,707	$9,336
Public deposits	905	2,199	2,820
Customer repurchase agreements	-	-	3,557
Interest-rate swaps	443	1,511	1,464
Total	$3,372	$8,417	$17,177

At year-end 2013 and 2012, there were no holdings of securities of any one issuer, other than U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2013 and December 31, 2012 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2013	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$239	$1	$1,002	$7	$1,241	$8
State and municipal	1,015	1	904	6	1,919	7
Total temporarily impaired	$1,254	$2	$1,906	$13	$3,160	$15

December 31, 2012	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$4,365	$64	$-	$-	$4,365	$64
State and municipal	1,936	20	-	-	1,936	20
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	1,673	13	-	-	1,673	13
Total temporarily impaired	$7,974	$97	$-	$-	$7,974	$97

The unrealized losses in Corporate debt and State and municipal securities December 31, 2013 and December 31, 2012, are related to multiple securities.  Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and will unlikely be required to sell these securities before their anticipated recovery, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2013 and December 31, 2012.

There was no unrealized loss in Collateralized mortgage obligations at December 31, 2013.  The unrealized loss at December 31, 2012 is related to one Ginnie Mae collateralized mortgage obligation. This security carries the full faith and credit guarantee of the U.S. government.   Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell this security and it is likely that it will not be required to sell this security before their anticipated recovery, the Company did not consider this security to be other-than-temporarily impaired at December 31, 2012